Related party balances and transactions	12 Months Ended
Dec. 31, 2018
Related party balances and transactions [abstract]
Related party balances and transactions
37	Related party balances and transactions

The related parties of the Company and its subsidiaries that had transactions with the Company and its subsidiaries are as follows:

Names of related parties	Nature of relationship

Huaneng Group	Ultimate parent company
HIPDC	Parent company
Sichuan Hydropower	An associate of the Company and also a subsidiary of Huaneng Group*
Hanfeng Power	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng (Tianjing) Coal Gasification Power Generation Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries	Associates of the Company and also subsidiaries of Huaneng Group
Jilin Zhanyu Wind Power Asset Management Co., Ltd.	An associate of the Company
Chongqing Huaneng Lime Company Limited	An associate of the Company
Liaocheng Luxi Fuel Co., Ltd. Company	An associate of the Company
Shanxi Transition and Comprehensive Reform District.Electricity Distribution Co., Ltd.	An associate of the Company
Gucheng Yingdong Electricity Sales Co., Ltd.	An associate of the Company
Chongqing Changyao Electricity Sales Co., Ltd.	An associate of the Company
Zhengzhou Airport Xinggang Power Co., Ltd.	An associate of the Company
Hainan Nuclear	An associate of the Company
Shanghai Time Shipping	A joint venture of the Company
Jiangsu Nantong Power	A joint venture of the Company
Suzhou Sugao Renewables Service Co. Ltd.	A joint venture of the Company
Huaneng Yingkou Port Limited Liability Company	A joint venture of the Company
Luyi Power	A joint venture of the Company
Hong Kong Energy and its subsidiaries**	Joint ventures of the Company
Huaneng Group Clean Energy Technology Research Institute Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Group Hong Kong Limited Company	A subsidiary of Huaneng Group
Beijing Changping Huaneng Training Center	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Hulunbuir Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tendering Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd.	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd.	A subsidiary of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd.	A subsidiary of Huaneng Group

Names of related parties	Nature of relationship

Huaneng Carbon Assets Management Company Limited	A subsidiary of Huaneng Group
Huaneng Property Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Xining Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center	A subsidiary of Huaneng Group
Alltrust Insurance Co., Ltd.	A subsidiary of Huaneng Group
Xi’an Thermal and its subsidiaries	Subsidiaries of Huaneng Group
Great Wall Securities Co., Ltd. (Great Wall Securities)	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co.,Ltd.	A subsidiary of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Shandong Shidao Bay Nuclear Power Co., Ltd.	A subsidiary of Huaneng Group
Huangtai #8 Power Plant	An investee with significant influence
Other government-related enterprises***	Related parties of the Company

*	Transactions with subsidiaries of Huaneng Group which also are associates of the Company and its subsidiaries are presented as transactions with subsidiaries of Huaneng Group for Note 37(a) and 37(b).

**
Hong Kong Energy and its subsidiaries were included in the consolidated financial statements as at 31 December 2018 for Note 41 (b). Prior to this, the transactions were listed in the disclosure of joint ventures of the Company.

***
Huaneng Group is a state-owned enterprise. In accordance with the revised IAS 24, “Related Party Disclosures”, government-related enterprises, other than entities under Huaneng Group, which the PRC government has control, joint control or significant influence over are also considered as related parties of the Company and its subsidiaries (“other government-related enterprises”).

The majority of the business activities of the Company and its subsidiaries are conducted with other government-related enterprises. For the purpose of the related party balances and transactions disclosure, the Company and its subsidiaries have established procedures to determine, to the extent possible, the identification of the ownership structure of its customers and suppliers as to whether they are government-related enterprises. However, many government-related enterprises have a multi-layered corporate structure and the ownership structures change over time as a result of transfers and privatization programs. Nevertheless, management believes that all material related party balances and transactions have been adequately disclosed.

In addition to the related party information shown elsewhere in these financial statements, the following is a summary of significant related party transactions entered into in the ordinary course of business between the Company and its subsidiaries and their related parties during the year and significant balances arising from related party transactions as at year end.

(a)	Related party balances

(i)	Cash deposits in related parties

	As at 31 December
	2018	2017
Deposits in Huaneng Finance
- Savings deposit	10,914,633	7,506,706
Deposits in Great Wall Securities
- Savings deposit	-	-

Total	10,914,633	7,506,706

For the year ended 31 December 2018, the annual interest rates for these savings deposits placed with from 0.35% to 1.35% (2017: from 0.35% to 1.35%).

(ii)	As described in Note 25 and 31, certain loans of the Company and its subsidiaries were borrowed from Huaneng Group, HIPDC, Huaneng Finance, Xi’an Thermal, and Tiancheng Financial Leasing.

(iii)
Except for those disclosed in Note 25 and 31, the majority of the balances with Huaneng Group, HIPDC, subsidiaries of Huaneng Group, associates, joint ventures and other related parties are unsecured and within one year. As at and for the years ended 31 December 2018 and 2017, no provision is made on receivable balances from these parties.

Accounts receivable, other receivables and assets and other non-current assets comprised the following balances due from related parties:

	As at 31 December
	2018	2017

Due from Huaneng Group	1,010,023	860,941
Due from HIPDC	2,850	99
Due from joint ventures	122,775	360,442
Due from associates	-	89,083
Due from subsidiaries of Huaneng Group	125,777	196,621
Due from Huangtai #8 Power Plant	839,067	903,671

Total	2,100,492	2,410,857

(iv)	Accounts payable and other liabilities and other non-current liabilities comprised the following balances due to related parties:

	As at 31 December
	2018	2017

Due to Huaneng Group	284,244	260,306
Due to HIPDC	13,628	16,138
Due to joint ventures	97,431	336,170
Due to associates	8,962	5,751
Due to subsidiaries of Huaneng Group	4,528,500	4,239,688

Total	4,932,765	4,858,053

(v)
As at 31 December 2018, included in long-term loans (including current portion) and short-term loans are loans payable to other government-related enterprises amounting to RMB 208 billion (2017: RMB203 billion).

The balances with government-related enterprises also included substantially all the accounts receivable due from domestic power plants of government-related power grid companies, the bank deposits placed with government-related financial institutions as well as accounts payables and other payables arising from the purchases of coal and property, plant and equipment construction and related labor service provided by other government-related enterprises. Except for bank deposits, these balances are unsecured and the majority of receivable/repayable is within one year.

(vi)	As at 31 December 2018, prepayment for construction materials to subsidiaries of Huaneng Group amounted to RMB19 million (2017: RMB21 million).

(b)	Related party transactions

(i)	Procurement of goods and receiving services

	For the year ended 31 December
	2018	2017	2016

Huaneng Group
Other purchases	506	446	451

HIPDC
Technical services and engineering contracting services	7	-	-

Subsidiaries of Huaneng Group
Purchase of coal and transportation services	23,873,672	19,945,752	17,212,984
Technical services and engineering contracting services	1,121,516	1,024,369	1,055,251
Purchase of equipment	176,506	294,372	481,204
Purchase of power generation quota	-	-	195,528
Purchase of heat	69,527	52,791	1,854
Other purchases	260	716	6,472
Joint ventures of the Company
Purchase of coal and transportation services	1,798,673	2,054,209	2,150,844
Entrusting other parties for power generation	10,127	28,953	-
Associates of the Company
Other purchases	36,826	27,732	43,808
Technical services and engineering contracting services	3,812	-	-

(ii)	Sales of goods and providing services

	For the year ended 31 December
	2018	2017	2016

Huaneng Group
Service provided	15,472	907	-

HIPDC
Service provided	1,067	520	-
Other sales	2,534	-	-

Subsidiaries of Huaneng Group
Sales of power generation quota	3,065	-	1,165
Sales of goods	637,059	1,114,347	-
Other sales	11,399	15,247	189,914
Service provided	45,677	25,229	31,135
Provision of entrusted power generation	-	58,639	-

Joint ventures of the Company
Service provided	392,744	319,844	59,049
Other sales	45,997	407,697	9,490

Huangtai #8 Power Plant
Service provided	2,830	2,802	-

(iii)	Other related party transactions

		For the year ended 31 December
		2018	2017	2016

(1)	Rental charge on leasehold
	HIPDC	107,712	106,885	157,264
	Subsidiaries of Huaneng Group	123,472	141,542	128,932
	A joint venture of the Company	589	2,128	-

(2)	Rental income from leasehold
	A joint venture of the Company	7,448	7,448	7,750
	Subsidiaries of Huaneng Group	3,609	2,509	5,724

(3)	Drawdown of loans
	Subsidiaries of Huaneng Group	17,940,287	15,374,480	4,035,000
	HIPDC	-	-	210
	Huaneng Group	-	665,225	-

(4)	Interest expense on loans
	Huaneng Group	32,037	33,481	30,514
	HIPDC	-	10	13,136
	Subsidiaries of Huaneng Group	524,716	589,012	217,098

(5)	Interest income on loans
	A joint venture of the Company	3,540	3,329	3,488
	An associate of the Company	6,639	917	-
	Subsidiaries of Huaneng Group	-	4,344	-

(6)	Capital injection from a subsidiary of Huaneng Group
	A subsidiary of Huaneng Group	379,906	274,752	-

(7)	Capital injection to
	Subsidiaries of Huaneng Group	320,680	-	157,500
	Associates of the Company	142,579	52,200	100,418
	Joint ventures of the Company	-	249,716	18,200

(8)	Pre-construction cost paid by
	A subsidiary of Huaneng Group	90	23,529	765
	A joint venture of the Company	-	179	-

(9)	Finance lease payments received from
	A subsidiary of Huaneng Group	57,676	-	2,960,000

(10)	Interest expense of finance lease
	Subsidiaries of Huaneng Group	30,720	22,261	17,586

(11)	Entrusted management fee
	Huaneng Group	15,000	13,453	24,950

(12)	Trusteeship management income
	Huaneng Group	5,110	1,518	1,700

(13)	Net proceeds received from investee with significant influence
	Huangtai #8 Power Plant	60,246	72,920	-

		For the year ended 31 December
		2018	2017	2016

(14)	Finance lease to investee with significant influence
	Huangtai #8 Power Plant	-	86,946	-

(15)	Interest income from finance lease
	Huangtai #8 Power Plant	22,497	11,626	-

(16)	Receive collateral under loan agreement
	An associate of the Company	96,902	-	-

(17)	Acquisition consideration
	In 2018, Shandong Power acquired subsidiaries from Taishan Power, please refer to Note 41(a) for details of the acquisition consideration.

Transactions with government-related enterprises

For the years ended 31 December 2018 and 2017, the Company and its domestic subsidiaries sold substantially all their products to local government-related power grid companies. Please refer to Note 5 for details of sales information to major power grid companies.

For the years ended 31 December 2018 and 2017, other collectively-significant transactions with government-related enterprises also include a large portion of fuel purchases, property, plant and equipment construction and related labor employed.

(c)	Guarantees

	As at 31 December
	2018	2017

(i) Long-term loans guaranteed by
- Huaneng Group	3,028,109	1,675,147
- HIPDC	2,057,200	2,099,600

(ii) Long-term bonds guaranteed by
- HIPDC	-	4,000,000

(d)	Pre-tax benefits and social insurance of key management personnel

	For the year ended 31 December
	2018	2017	2016

Salaries	6,754	7,676	8,225
Pension	1,292	1,511	1,521

Total	8,046	9,187	9,746

(e)	Related party commitments

Related party commitments which were contracted but not recognised in the consolidated statement of financial position as at the end of reporting period are as follows :

(i)	Capital commitments

	As at 31 December
	2018	2017

Subsidiaries of Huaneng Group	315,609	290,041

(ii)	Fuel purchase and transportation commitments

	As at 31 December
	2018	2017

Subsidiaries of Huaneng Group	1,382,058	1,111,649
A joint venture of the Company	358,441	279,408

Total	1,740,499	1,391,057

(iii)	Operating lease commitments

	As at 31 December
	2018	2017

Subsidiaries of Huaneng Group	126,492	171,804
HIPDC	55,973	76,202

Total	182,465	248,006